Finance Cost (Tables)	6 Months Ended
Jun. 30, 2026
Finance Cost [Abstract]
Schedule of Finance Cost
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$
Interest expenses on:
Bank borrowings	-	-
Operating lease obligation	21,836	11,859
Other borrowings	242,470	-
Convertible notes	819,601	-
Bank charges for investment securities	-	13
Total	1,083,907	11,872